Note 11 - Borrowings (Details Textual) - Line of Credit [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 129,100,000
Long-term Line of Credit, Total	24,000,000	$ 28,000,000
Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	813,000
Long-term Line of Credit, Total	$ 0	$ 0